Business and Credit Concentrations	12 Months Ended
Dec. 31, 2014
Business And Credit Concentrations [Abstract]
Business and Credit Concentrations
(24) Business and Credit Concentrations

(a) Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2014, 2013 and 2012.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2014 and 2013.

Percentage of accounts receivable outstanding (%) December 31, 2013
Eternal Electronic Material (Guangzhou) Co., Ltd.	39.0%

Percentage of accounts receivable outstanding (%) December 31, 2014
Eternal Electronic Material (Guangzhou) Co., Ltd.	23.2%
LG HAUSYS LTD	11.1%
Eternal Photo Electronic Materials (Guangzhou) Co., Ltd.	11.1%
Yunnan Dexin Zhiye Co., Ltd.	10.3%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”) during the year ended December 31, 2014, 2013 and 2012. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2014, 2013 and 2012:

		Percentage of total purchases (%)
Supplier	Item	2014	2013	2012
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	60.0%	56.7%	36.4%
Jiangyin Huaxing Compound Co., Ltd.	PET resin	-	4.1%	16.5%

The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB3,468 (US$ 559) and RMB23 as of December 31, 2014, respectively.

The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB1,928 and RMB23 as of December 31, 2013, respectively.
The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB6,202 and RMB3,069 as of December 31, 2012, respectively.
(c) Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, accounts receivable and other receivables arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company maintains large sums of cash in two major banks in China. The aggregate balance in such accounts as of December 31, 2014 was RMB 5,764(US $929). There is no insurance securing these deposits in China. The Company has a diversified customer base, most of which are in China.